Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		3,839,000		484,918	6,001,998
Equity Option [Member] | Agex Therapeutics Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities				91,000	94,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		2,103,000		484,918	367,015
Warrant [Member] | Agex Therapeutics Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	[1]			352,000	272,000
Restricted Stock Units (RSUs) [Member] | Agex Therapeutics Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities

[1]	As of December 31, 2023 and 2022, warrants to purchase 320,115 and 344,875 shares, respectively, of AgeX common stock were issued and outstanding and held by Juvenescence as consideration for certain loan agreements discussed in Note 5, Related Party Transactions. Amounts shown in the table are weighted average amounts and reflect the fact that the warrants were issued on various dates during applicable periods presented.